Debt - Text Details (Detail) € in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019 EUR (€)	Jun. 30, 2018 USD ($)	May 31, 2018 EUR (€)	May 31, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jun. 28, 2017 EUR (€)	Apr. 21, 2017 EUR (€)
Debt - Text Details (Detail) [Line Items]
Notional amount						€ 500
Change of Control Triggering Event, potentially required purchase price related to principal amount		101.00%			101.00%
Borrowings	[1]	€ 5,447	€ 4,821	€ 4,715
Lease liabilities		256	1,133
Finance costs	[2]	€ 233	264	€ 263
Tranches of forward purchases		3			3
Number of shares purchased through forward contracts | shares		10			10
IFRS 16 [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings			€ 803
Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		2.50%	2.30%		2.50%
Bank borrowings (former) [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount												€ 178
Bank borrowings [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount												€ 200
Bank borrowings [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		14.20%	15.00%		14.20%
Fixed-rate EUR bonds due 2024 and 2028 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount								€ 1,000
Fixed-rate EUR bonds due 2024 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount								€ 500
Borrowings, interest rate								0.75%	0.75%
Fixed-rate EUR bonds due 2028 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount								€ 500
Borrowings, interest rate								1.375%	1.375%
Loan for the purpose of the redemption [member]
Debt - Text Details (Detail) [Line Items]
Notional amount										€ 900
Matured [member] | Forward contract [member]
Debt - Text Details (Detail) [Line Items]
Notional amount		€ 576	€ 423
Purchase forward contracts [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount		130	€ 319
Share buyback program [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount													€ 1,500
Unsecured EUR Bonds Due 22/05/2026 1/2 percent [member]
Debt - Text Details (Detail) [Line Items]
Notional amount		€ 750
Borrowings, interest rate		0.50%			0.50%
USD Bonds due 2022, early redemption
Debt - Text Details (Detail) [Line Items]
Notional amount | $											$ 1,000
Borrowings, interest rate										3.75%	3.75%
Finance costs		€ 24
USD bonds due 2038 [member]
Debt - Text Details (Detail) [Line Items]
Notional amount | $							$ 16		$ 56
Borrowings, interest rate							6.875%
Finance costs		21
Royal Philips NV [Member]
Debt - Text Details (Detail) [Line Items]
Undrawn borrowing facilities		1,000
Royal Philips NV [Member] | Commercial Paper Programme [Member]
Debt - Text Details (Detail) [Line Items]
Notional amount | $					$ 2,500
Royal Philips NV [Member] | Committed revolving credit facility [Member]
Debt - Text Details (Detail) [Line Items]
Undrawn borrowing facilities		€ 1,000												€ 1,000

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.